Document and Entity Information - USD ($)	12 Months Ended
	Dec. 26, 2015	Jan. 22, 2016	Jun. 26, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	UNIVERSAL FOREST PRODUCTS INC
Entity Central Index Key	0000912767
Current Fiscal Year End Date	--12-27
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,022,919,823
Entity Common Stock, Shares Outstanding		20,141,797
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 26, 2015